Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
Supplement September 10, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on September 10, 2008, the Board approved a change of OpCap Small Cap Portfolio’s sub-adviser to Nicholas-Applegate Capital Management LLC (“NACM”). NACM will replace Oppenheimer Capital LLC, effective September 10, 2008, on an interim basis, pending full shareholder approval. In connection with the change in sub-advisers, OpCap Small Cap Portfolio will change its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). It is anticipated that the Board will bring the proposal to approve NACM as sub-adviser on a permanent basis before shareholders at a special shareholders meeting. The date has yet to be determined, but will be in the 4th quarter of 2008. The change does not impact the management fees paid by the Small Cap Portfolio.
In addition to the following changes, any reference to Oppenheimer Capital as sub-adviser to Small Cap Portfolio is hereby deleted and corresponding changes are made throughout the remainder of the Prospectus to reflect the change in sub-adviser.
The fifth bullet under “Risk/Return Summary — Principal Investment Strategies” in the Prospectus is hereby replaced with the following:
•	The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008).
The following two paragraphs are added to the section titled “Risk/Return Summary — Investment Philosophy” in the Prospectus:
NACM acts as the sub-adviser for the Small Cap Portfolio. NACM uses a quantitative process to make individual security selection decisions and to integrate those decisions. The portfolio managers seek to position Small Cap Portfolio’s portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Small Cap Portfolio’s benchmark over time. The process begins with the NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of changes such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of NACM, companies with upward earnings revisions and those reporting upward earnings revisions and those reporting earnings above expectations will outperform the market. When determining whether positive change is sustainable over the long term, NACM analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once NACM has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. NACM considers whether to sell a particular security when any of these factors materially changes.

There can be no assurance that NACM will achieve its goals.
The third and fourth paragraphs under “Principal Investment Strategies — Small Cap Portfolio” in the Prospectus is hereby replaced with the following:
Small Cap Portfolio
Q	What is the Portfolio’s investment program?

A	Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008). NACM uses a quantitative process to make individual security selection decisions and to integrate those decisions. The portfolio managers seek to position Small Cap Portfolio’s portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Small Cap Portfolio’s benchmark over time. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.
The following is added as a new sub-section under “Fund Management” in the prospectus:
NACM

Founded in 1984, NACM has more than $13 billion in assets under management as of June 30, 2008. NACM currently manages discretionary assets for numerous clients, including investment companies, employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is an affiliate of OpCap Advisors (as an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P.) that has its principal offices at 600 West Broadway, 30th Floor, San Diego, California 92101
Thomas Browne’s biography under “Fund Management — Portfolio Managers — Oppenheimer Capital” is hereby deleted.
The following is added as a new sub-section under “Fund Management — Portfolio Managers”:

NACM

The individuals at NACM listed below have primary responsibility for the day-to-day management of the Small Cap Portfolio. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Small Cap Portfolio. He is also a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Mark P. Roemer is a Senior Vice President and Portfolio Manager at NACM. Prior to joining NACM in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London.

Christoph Hinkelmann, PhD, is a Vice President and Portfolio Manager at NACM. He joined NACM in 2006.

Carma Wallace, CFA, is a Vice President and Portfolio Manager at NACM. Prior to joining NACM in 1999, she worked at FinEcon and Thefeld, Finch and Abrams as a research analyst.

Frank Zhang, PhD, is a Vice President at NACM. Prior to joining NACM in 2008, he spent a total of 2 years at Yale University, Citadel Investment Group, and Goldman Sachs as a consultant.

PREMIER VIT
NACM Small Cap Portfolio
(formerly OpCap Small Cap Portfolio)
Supplement September 10, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on September 10, 2008, the Board approved a change of OpCap Small Cap Portfolio’s sub-adviser to Nicholas-Applegate Capital Management LLC (“NACM”). NACM will replace Oppenheimer Capital LLC, effective September 10, 2008, on an interim basis, pending full shareholder approval. In connection with the change in sub-advisers, OpCap Small Cap Portfolio will change its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). It is anticipated that the Board will bring the proposal to approve NACM as sub-adviser on a permanent basis before shareholders at a special shareholders meeting. The date has yet to be determined, but will be in the 4th quarter of 2008. The change does not impact the management fees paid by the Small Cap Portfolio.
In addition to the following changes, any reference to Oppenheimer Capital as sub-adviser to Small Cap Portfolio is hereby deleted and corresponding changes are made throughout the remainder of the Prospectus to reflect the change in sub-adviser.
The section titled “Risk/Return Summary — Principal Investment Strategies” in the Prospectus is hereby replaced with the following:
•	The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008).
The section titled “Risk/Return Summary — Investment Philosophy” in the Prospectus is hereby replaced with the following:
OpCap Advisors LLC (“OpCap Advisors”) is the investment advisor to the Portfolio. OpCap Advisors has retained its affiliates Nicholas-Applegate Capital Management LLC (“NACM”) as sub-advisor to the Portfolio.

NACM acts as the sub-adviser for the Small Cap Portfolio. NACM uses a quantitative process to make individual security selection decisions and to integrate those decisions. The portfolio managers seek to position Small Cap Portfolio’s portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Small Cap Portfolio’s benchmark over time. The process begins with the NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of changes such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of NACM, companies with upward earnings revisions and those reporting upward earnings revisions and those reporting earnings above expectations will outperform the market. When determining whether positive change is sustainable over the long term, NACM analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once NACM has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. NACM considers whether to sell a particular security when any of these factors materially changes.

There can be no assurance that NACM will achieve its goals.
The third and fourth paragraphs under “Principal Investment Strategies” in the Prospectus is hereby replaced with the following:
Q	What is the Portfolio’s investment program?

A	Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008). NACM uses a quantitative process to make individual security selection decisions and to integrate those decisions. The portfolio managers seek to position Small Cap Portfolio’s portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Small Cap Portfolio’s benchmark over time. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.
The sections titled “Fund Management — Oppenheimer Capital” and “Fund Management — Portfolio Managers” in the prospectus are hereby replaced with the following:
NACM

Founded in 1984, NACM has more than $13 billion in assets under management as of June 30, 2008. NACM currently manages discretionary assets for numerous clients, including investment companies, employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is an affiliate of OpCap Advisors (as an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P.) that has its principal offices at 600 West Broadway, 30th Floor, San Diego, California 92101
Portfolio Managers
The individuals at NACM listed below have primary responsibility for the day-to-day management of the Small Cap Portfolio. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Small Cap Portfolio. He is also a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Mark P. Roemer is a Senior Vice President and Portfolio Manager at NACM. Prior to joining NACM in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London.

Christoph Hinkelmann, PhD, is a Vice President and Portfolio Manager at NACM. He joined NACM in 2006.

Carma Wallace, CFA, is a Vice President and Portfolio Manager at NACM. Prior to joining NACM in 1999, she worked at FinEcon and Thefeld, Finch and Abrams as a research analyst.

Frank Zhang, PhD, is a Vice President at NACM. Prior to joining NACM in 2008, he spent a total of 2 years at Yale University, Citadel Investment Group, and Goldman Sachs as a consultant.

PREMIER VIT
OpCap Equity Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
(formerly, OpCap Small Cap Portfolio)
Supplement September 10, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on September 10, 2008, the Board approved a change of OpCap Small Cap Portfolio’s sub-adviser to Nicholas-Applegate Capital Management LLC (“NACM”). NACM will replace Oppenheimer Capital LLC, effective September 10, 2008, on an interim basis, pending full shareholder approval. In connection with the change in sub-advisers, OpCap Small Cap Portfolio will change its name to NACM Small Cap Portfolio (“Small Cap Portfolio”). It is anticipated that the Board will bring the proposal to approve NACM as sub-adviser on a permanent basis before shareholders at a special shareholders meeting. The date has yet to be determined, but will be in the 4th quarter of 2008. The change does not impact the management fees paid by the Small Cap Portfolio.
In addition to the following changes, any reference to Oppenheimer Capital as sub-adviser to Small Cap Portfolio is hereby deleted and corresponding changes are made throughout the remainder of the Prospectus to reflect the change in sub-adviser.
The fourth bullet under “Risk/Return Summary — Principal Investment Strategies” in the Prospectus is hereby replaced with the following:
•	The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008).
The following two paragraphs are added to the section titled “Risk/Return Summary — Investment Philosophy” in the Prospectus:
NACM acts as the sub-adviser for the Small Cap Portfolio. NACM uses a quantitative process to make individual security selection decisions and to integrate those decisions. The portfolio managers seek to position Small Cap Portfolio’s portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Small Cap Portfolio’s benchmark over time. The process begins with the NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of changes such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of NACM, companies with upward earnings revisions and those reporting upward earnings revisions and those reporting earnings above expectations will outperform the market. When determining whether positive change is sustainable over the long term, NACM analyzes fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once NACM has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. NACM considers whether to sell a particular security when any of these factors materially changes.

There can be no assurance that NACM will achieve its goals.
The third and fourth paragraphs under “Principal Investment Strategies — Small Cap Portfolio” in the Prospectus is hereby replaced with the following:
Small Cap Portfolio
Q	What is the Portfolio’s investment program?

A	Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008). NACM uses a quantitative process to make individual security selection decisions and to integrate those decisions. The portfolio managers seek to position Small Cap Portfolio’s portfolio to deliver consistent risk-adjusted returns, while maintaining a portfolio whose returns closely resemble those of the Small Cap Portfolio’s benchmark over time. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.
The following is added as a new sub-section under “Fund Management” in the prospectus:
NACM

Founded in 1984, NACM has more than $13 billion in assets under management as of June 30, 2008. NACM currently manages discretionary assets for numerous clients, including investment companies, employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is an affiliate of OpCap Advisors (as an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P.) that has its principal offices at 600 West Broadway, 30th Floor, San Diego, California 92101
Thomas Browne’s biography under “Fund Management — Portfolio Managers — Oppenheimer Capital” is hereby deleted.

The following is added as a new sub-section under “Fund Management — Portfolio Managers”:
NACM

The individuals at NACM listed below have primary responsibility for the day-to-day management of the Small Cap Portfolio. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Small Cap Portfolio. He is also a member of the NACM Executive Committee. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 19 years of investment management experience.

Mark P. Roemer is a Senior Vice President and Portfolio Manager at NACM. Prior to joining NACM in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London.

Christoph Hinkelmann, PhD, is a Vice President and Portfolio Manager at NACM. He joined NACM in 2006.

Carma Wallace, CFA, is a Vice President and Portfolio Manager at NACM. Prior to joining NACM in 1999, she worked at FinEcon and Thefeld, Finch and Abrams as a research analyst.

Frank Zhang, PhD, is a Vice President at NACM. Prior to joining NACM in 2008, he spent a total of 2 years at Yale University, Citadel Investment Group, and Goldman Sachs as a consultant.